CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Cash and Cash Equivalents

	December 31, 2018	December 31, 2017
Cash	$440.3	$489.2
Short-term deposits with initial maturities of three months or less	174.8	174.9
	$615.1	$664.1